Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 5,580	$ 4,137
Accruals	1,650	2,250
Total	$ 7,230	$ 6,387